Share-Based Compensation - Restricted Shares (Details) - Leju Plan - Restricted Shares - USD ($)			12 Months Ended
	Apr. 23, 2021	Jun. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of restricted share activity
Outstanding at beginning of the year (in shares)			616,668
Granted (in shares)			0	0
Vested (in shares)			350,000
Forfeited (in shares)			0
Outstanding at end of the year (in shares)			266,668	616,668
Weighted Average Grant-date Fair Value
Outstanding at beginning of the year (in dollars per share)			$ 1.52
Vested (in dollars per share)			1.54
Forfeited (in dollars per share)			0
Outstanding at end of the year (in dollars per share)			$ 1.50	$ 1.52
Additional disclosure
Restricted shares granted			0	0
Total grant date fair value of restricted shares vested			$ 0	$ 537,498	$ 137,500
Unrecognized compensation expense			0
Group's employees
Additional disclosure
Compensation expense			$ 34,375	$ 137,500	137,500
Senior management Team
Summary of restricted share activity
Granted (in shares)		800,000
Additional disclosure
Restricted shares granted		800,000
Compensation expense					$ 1,425,000	$ 1,225,000
Options granted for purchase of shares	600,000
Exercise price of shares granted (in dollars per share)	$ 0.10